Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 48,267,237	$ 1,628,449	$ 49,154,140
Investments in joint venture	486,514	16,414	670,550
Investments accounted for using the equity method	$ 48,753,751	$ 1,644,863	$ 49,824,690	$ 37,122,244